RESTATEMENT OF PRIOR FINANCIAL STATEMENTS, Consolidated Statements of Shareholders' Equity (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended															12 Months Ended
		Dec. 22, 2015	Jul. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014	[1]	Jun. 30, 2014	[1]	Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Manager Shares [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance	[1]								$ 0								$ 0		$ 0		$ 0		$ 0
Beginning balance (in shares)	[1]								100								100		100		100		100
Dividends to shareholders																			$ 0		$ 0		$ 0
Dividend equivalents																			0		0		0
Shares issued in connection with public offering, net of expenses																							$ 0
Shares issued in connection with public offering, net of expenses (in shares)																							0
Shares issued in connection with vested share grants																			$ 0		$ 0		$ 0
Shares issued in connection with vested share grants (in shares)																			0		0		0
Shares issued in connection with SARs exercised																					$ 0		$ 0
Shares issued in connection with SARs exercised (in shares)																					0		0
Shares repurchased pursuant to share repurchase program																			$ 0
Shares repurchased pursuant to share repurchase program (in shares)																			0
Shares repurchased pursuant to tender offer																			$ 0
Shares repurchased pursuant to tender offer (in shares)																			0
Share-based compensation																			$ 0		$ 0		$ 0
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset	[2]																						0
Net income																			0		0	[1]	0	[1]
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2]																		0		0		0
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[2]																		0				0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[2]																		0
Ending balance				$ 0							$ 0	[1]							$ 0		$ 0	[1]	$ 0	[1]
Ending balance (in shares)				100							100	[1]							100		100	[1]	100	[1]
Common Shares [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance	[1]								$ 41								$ 41		$ 41		$ 41		$ 28
Beginning balance (in shares)	[1]								41,432,998								41,306,338		41,432,998		41,306,338		28,040,305
Dividends to shareholders																			$ 0		$ 0		$ 0
Dividend equivalents																			0		0		0
Shares issued in connection with public offering, net of expenses																							$ 13
Shares issued in connection with public offering, net of expenses (in shares)																							13,142,856
Shares issued in connection with vested share grants																			$ 0		$ 0		$ 0
Shares issued in connection with vested share grants (in shares)																			36,075		119,666		122,534
Shares issued in connection with SARs exercised																					$ 0		$ 0
Shares issued in connection with SARs exercised (in shares)																					6,994		643
Shares repurchased pursuant to share repurchase program																			$ 0
Shares repurchased pursuant to share repurchase program (in shares)																			(421,329)
Shares repurchased pursuant to tender offer																			$ (5)
Shares repurchased pursuant to tender offer (in shares)																			(5,376,344)
Share-based compensation																			$ 0		$ 0		$ 0
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset	[2]																						0
Net income																			0		0	[1]	0	[1]
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2]																		0		0		0
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[2]																		0				0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[2]																		0
Ending balance				$ 36							$ 41	[1]							$ 36		$ 41	[1]	$ 41	[1]
Ending balance (in shares)				35,671,400							41,432,998	[1]							35,671,400		41,432,998	[1]	41,306,338	[1]
Additional Paid-in Capital [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance	[1]								$ 658,522								$ 658,492		$ 658,522		$ 658,492		$ 482,733
Dividends to shareholders																			0		0		0
Dividend equivalents																			0		0		0
Shares issued in connection with public offering, net of expenses																							172,582
Shares issued in connection with vested share grants																			0		0		0
Shares issued in connection with SARs exercised																					0		0
Shares repurchased pursuant to share repurchase program																			(5,529)
Shares repurchased pursuant to tender offer																			(75,898)
Share-based compensation																			195		30		3,177
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset	[2]																						0
Net income																			0		0	[1]	0	[1]
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2]																		0		0		0
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[2]																		0				0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[2]																		0
Ending balance				$ 577,290							$ 658,522	[1]							577,290		658,522	[1]	658,492	[1]
Retained Earnings (Deficit) [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance	[1]								114,782								97,416		114,782		97,416		74,947
Dividends to shareholders																			(41,388)		(41,392)		(30,531)
Dividend equivalents																			(1,054)		(1,426)		(940)
Shares issued in connection with public offering, net of expenses																							0
Shares issued in connection with vested share grants																			0		0		0
Shares issued in connection with SARs exercised																					0		0
Shares repurchased pursuant to share repurchase program																			0
Shares repurchased pursuant to tender offer																			0
Share-based compensation																			0		0		0
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset	[2]																						0
Net income																			22,798		60,184	[1]	53,940	[1]
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2]																		0		0		0
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[2]																		0				0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[2]																		0
Ending balance				95,138							114,782	[1]							95,138		114,782	[1]	97,416	[1]
Other Comprehensive Loss, Net [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance	[1]								(17,091)								(13,853)		(17,091)		(13,853)		(33,897)
Dividends to shareholders																			0		0		0
Dividend equivalents																							0
Shares issued in connection with public offering, net of expenses																							0
Shares issued in connection with vested share grants																			0		0		0
Shares issued in connection with SARs exercised																					0		0
Shares repurchased pursuant to share repurchase program																			0
Shares repurchased pursuant to tender offer																			0
Share-based compensation																			0		0		0
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset	[2]																						(747)
Net income																			0		0	[1]	0	[1]
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2]																		158		(3,238)		22,093
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[2]																		(130)				(1,302)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[2]																		1,563
Ending balance				(15,500)							(17,091)	[1]							(15,500)		(17,091)	[1]	(13,853)	[1]
Beginning balance	[1]								756,254								742,096		756,254		742,096		523,811
Dividends to shareholders																			(41,388)		(41,392)		(30,531)
Dividend equivalents																			(1,054)		(1,426)		(940)
Shares issued in connection with public offering, net of expenses																							172,595
Shares issued in connection with public offering, net of expenses (in shares)			13,142,856
Shares issued in connection with vested share grants																			0		0		0
Shares issued in connection with SARs exercised																					$ 0		0
Shares repurchased pursuant to share repurchase program																			$ (5,529)
Shares repurchased pursuant to share repurchase program (in shares)		(5,376,344)																	(421,329)		0
Shares repurchased pursuant to tender offer																			$ (75,903)
Share-based compensation																			195		$ 30		3,177
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset	[2]																						(747)
Net income				19,145	$ 27,483		$ (43,695)		19,865	[1]	17,314	[1]	$ 13,471		$ 21,746		$ 7,653	[1]	22,798		60,184	[1]	53,940	[1]
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2],[3]																		158		(3,238)	[1]	22,093	[1]
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[4]																		(130)	[2]	0	[1]	(1,302)	[1],[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[5]																		1,563	[2]	0	[1]	0	[1]
Ending balance				$ 656,964							756,254	[1]							656,964		756,254	[1]	742,096	[1]
As Previously Reported [Member] | Manager Shares [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							$ 0
Beginning balance (in shares)																							100
As Previously Reported [Member] | Common Shares [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							$ 28
Beginning balance (in shares)																							28,040,305
As Previously Reported [Member] | Additional Paid-in Capital [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							$ 482,733
As Previously Reported [Member] | Retained Earnings (Deficit) [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							83,138
As Previously Reported [Member] | Other Comprehensive Loss, Net [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							(33,897)
As Previously Reported [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance									$ 758,874										$ 758,874				532,002
Net income																					56,077		52,476
Ending balance											$ 758,874										758,874
Adjustments [Member] | Manager Shares [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							0
Adjustments [Member] | Common Shares [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							0
Adjustments [Member] | Additional Paid-in Capital [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							0
Adjustments [Member] | Retained Earnings (Deficit) [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							(8,191)
Adjustments [Member] | Other Comprehensive Loss, Net [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							0
Adjustments [Member]
Consolidated Statement of Shareholders' Equity [Abstract]
Beginning balance																							(8,191)
Net income																					$ 4,107		$ 1,464

[1]	As restated
[2]	See Note 12 to Notes to Consolidated Financial Statements.
[3]	Deferred tax expense was $0.3 million for the year ended December 31, 2015. Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million for the year ended December 31, 2013.
[4]	Deferred tax benefit was $19,000 and $0.2 million for the years ended December 31, 2015 and 2013, respectively.
[5]	Deferred tax benefit was $0.2 million for the year ended December 31, 2015.